Reverse Stock Split	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Stockholders' Equity Note [Abstract]
Reverse Stock Split
16. Reverse Stock Split
On November 21, 2023, the Company effected a
1-for-50
reverse stock split of all issued and outstanding shares of the Company’s common stock. The reverse stock split did not change the authorized number of shares or the par value of the Company’s common stock ($0.0001). All applicable share data, per share amounts and related information in the condensed consolidated financial statements and notes thereto have been adjusted retroactively to give effect to the 1-for-50 reverse stock split.

Note 24. Reverse Stock Split
On November 21, 2023, the Company effected a
1-for-50
reverse stock split of all issued and outstanding shares of the Company’s common stock. The reverse stock split did not change the authorized number of shares or the par value of the Company’s common stock ($0.0001). All applicable share data, per share amounts and related information in the consolidated financial statements and notes thereto have been adjusted retroactively to give effect to the 1-for-50 reverse stock split.